JPMorgan U.S. GARP Equity Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 2.4%
GE Aerospace	61	18,537
Howmet Aerospace, Inc.	68	13,299
RTX Corp.	43	7,213
TransDigm Group, Inc.	6	7,526
		46,575
Automobiles — 3.5%
Tesla, Inc. *	154	68,614
Banks — 0.4%
Bank of America Corp.	145	7,484
Beverages — 0.3%
PepsiCo, Inc.	46	6,407
Biotechnology — 3.2%
AbbVie, Inc.	172	39,758
Neurocrine Biosciences, Inc. *	38	5,289
Regeneron Pharmaceuticals, Inc.	11	6,428
Vertex Pharmaceuticals, Inc. *	29	11,453
		62,928
Broadline Retail — 5.9%
Amazon.com, Inc. *	529	116,105
Building Products — 0.7%
Trane Technologies plc	35	14,598
Capital Markets — 1.7%
Charles Schwab Corp. (The)	134	12,816
Goldman Sachs Group, Inc. (The)	14	11,093
Robinhood Markets, Inc., Class A *	35	4,954
S&P Global, Inc.	8	3,968
		32,831
Chemicals — 0.3%
Linde plc	13	6,054
Communications Equipment — 1.3%
Arista Networks, Inc. *	128	18,661
Motorola Solutions, Inc.	15	7,048
		25,709
Construction & Engineering — 0.5%
Quanta Services, Inc.	24	9,840
Consumer Finance — 0.9%
American Express Co.	31	10,467
Capital One Financial Corp.	34	7,138
		17,605

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	14	12,563
US Foods Holding Corp. *	119	9,142
		21,705
Electric Utilities — 0.6%
NextEra Energy, Inc.	74	5,602
Southern Co. (The)	56	5,316
		10,918
Electrical Equipment — 0.4%
GE Vernova, Inc.	11	7,075
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	150	18,573
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	102	4,984
Entertainment — 1.7%
Netflix, Inc. *	20	23,943
Walt Disney Co. (The)	80	9,125
		33,068
Financial Services — 3.4%
Fidelity National Information Services, Inc.	62	4,057
Mastercard, Inc., Class A	84	47,782
Visa, Inc., Class A	47	16,047
		67,886
Ground Transportation — 0.8%
Uber Technologies, Inc. *	170	16,705
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp. *	57	5,576
Intuitive Surgical, Inc. *	12	5,591
Stryker Corp.	20	7,354
		18,521
Health Care Providers & Services — 0.4%
Cigna Group (The)	15	4,304
Humana, Inc.	13	3,373
		7,677
Health Care REITs — 0.2%
Ventas, Inc.	71	4,954
Hotels, Restaurants & Leisure — 2.6%
Chipotle Mexican Grill, Inc., Class A *	216	8,440
DoorDash, Inc., Class A *	80	21,847
Hilton Worldwide Holdings, Inc.	53	13,686
McDonald's Corp.	25	7,681
		51,654

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — 0.4%
Arthur J Gallagher & Co.	23	7,120
Interactive Media & Services — 10.0%
Alphabet, Inc., Class A	288	70,088
Alphabet, Inc., Class C	142	34,577
Meta Platforms, Inc., Class A	121	88,376
Pinterest, Inc., Class A *	133	4,276
		197,317
Oil, Gas & Consumable Fuels — 0.2%
EOG Resources, Inc.	35	3,955
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	81	4,584
Pharmaceuticals — 1.7%
Eli Lilly & Co.	32	24,322
Johnson & Johnson	55	10,137
		34,459
Semiconductors & Semiconductor Equipment — 20.5%
Analog Devices, Inc.	39	9,487
Broadcom, Inc.	237	78,391
KLA Corp.	10	11,217
Lam Research Corp.	136	18,213
Micron Technology, Inc.	50	8,317
NVIDIA Corp.	1,421	265,091
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	51	14,268
		404,984
Software — 19.0%
AppLovin Corp., Class A *	15	10,751
Autodesk, Inc. *	20	6,246
Cadence Design Systems, Inc. *	31	10,938
Crowdstrike Holdings, Inc., Class A *	30	14,590
Fair Isaac Corp. *	4	5,681
Intuit, Inc.	29	19,642
Microsoft Corp.	444	229,910
Nutanix, Inc., Class A *	58	4,300
Oracle Corp.	94	26,571
Palantir Technologies, Inc., Class A *	87	15,930
Salesforce, Inc.	44	10,497
ServiceNow, Inc. *	23	20,985
		376,041
Specialized REITs — 0.2%
Equinix, Inc.	5	4,201
Specialty Retail — 1.5%
Lowe's Cos., Inc.	79	19,902
TJX Cos., Inc. (The)	64	9,234
		29,136

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 10.5%
Apple, Inc.	730	185,981
Seagate Technology Holdings plc	46	10,821
Western Digital Corp.	82	9,776
		206,578
Tobacco — 0.6%
Philip Morris International, Inc.	72	11,699
Total Common Stocks (Cost $853,296)		1,958,544
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b) (Cost $17,630)	17,624	17,631
Total Investments — 100.1% (Cost $870,926)		1,976,175
Liabilities in Excess of Other Assets — (0.1)%		(2,171)
NET ASSETS — 100.0%		1,974,004

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	47	12/19/2025	USD	15,834	203

Abbreviations
USD	United States Dollar

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,976,175	$—	$—	$1,976,175
Appreciation in Other Financial Instruments
Futures Contracts (a)	$203	$—	$—	$203

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$10,767	$114,457	$107,596	$3	$— (c)	$17,631	17,624	$137	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.
(c)	Amount rounds to less than one thousand.